Balance Sheets - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Assets
Cash and balances with central banks	$ 30,129	$ 20,059
Collateral paid	4,778	5,930
Trading securities and financial assets measured at fair value through income statement (FVIS)	40,667	31,781
Derivative financial instruments	23,367	29,859
Investment securities	91,539	73,401
Loans	693,059	714,770
Other financial assets	5,474	5,367
Life insurance assets	3,593	9,367
Investment in associates	61	129
Property and equipment	3,910	1,155
Deferred tax assets	3,064	2,048
Intangible assets	11,497	11,953
Other assets	808	807
Total assets	911,946	906,626
Liabilities
Collateral received	2,250	3,287
Deposits and other borrowings	591,131	563,247
Other financial liabilities	40,925	29,215
Derivative financial instruments	23,054	29,096
Debt issues	150,325	181,457
Current tax liabilities	70	163
Life insurance liabilities	1,396	7,377
Provisions	5,287	3,169
Deferred tax liabilities	126	44
Other liabilities	5,359	2,238
Total liabilities excluding loan capital	819,923	819,293
Loan capital	23,949	21,826
Total liabilities	843,872	841,119
Net assets	68,074	65,507
Share capital:
Ordinary share capital	40,509	37,508
Treasury shares and Restricted Share Plan (RSP) treasury shares	(563)	(553)
Reserves	1,544	1,311
Retained profits	26,533	27,188
Total equity attributable to owners of WBC	68,023	65,454
NCI	51	53
Total shareholders' equity and NCI	68,074	65,507
Parent Entity
Assets
Cash and balances with central banks	25,436	17,692
Collateral paid	4,641	5,773
Trading securities and financial assets measured at fair value through income statement (FVIS)	38,030	29,565
Derivative financial instruments	22,794	29,283
Investment securities	85,826	68,398
Loans	607,824	631,936
Other financial assets	4,745	4,615
Life insurance assets	0
Due from subsidiaries	180,979	142,961
Investment in subsidiaries	6,475	6,436
Investment in associates	57	100
Property and equipment	3,447	948
Deferred tax assets	2,497	1,925
Intangible assets	9,630	9,687
Other assets	421	420
Total assets	992,802	949,739
Liabilities
Collateral received	1,862	2,849
Deposits and other borrowings	521,613	501,430
Other financial liabilities	40,156	28,516
Derivative financial instruments	22,779	28,867
Debt issues	127,666	156,674
Current tax liabilities	13	88
Due to subsidiaries	186,263	148,607
Provisions	4,983	2,980
Deferred tax liabilities
Other liabilities	3,770	1,064
Total liabilities excluding loan capital	909,105	871,075
Loan capital	23,949	21,826
Total liabilities	933,054	892,901
Net assets	59,748	56,838
Share capital:
Ordinary share capital	40,509	37,508
Treasury shares and Restricted Share Plan (RSP) treasury shares	(621)	(575)
Reserves	1,576	1,338
Retained profits	18,284	18,567
Total equity attributable to owners of WBC	59,748	56,838
Total shareholders' equity and NCI	$ 59,748	$ 56,838